SCHEDULE OF STOCK OPTION ACTIVITY (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Subsequent Events [Abstract]
Number of Shares Outstanding, Beginning Balance	1,022
Weighted Average Exercise Price Outstanding, Beginning Balance	$ 3,548.80
Weighted Average Remaining Contractual Life (years) Outstanding Begining Balance		7 days
Aggregate Intrinsic Value Options Outstanding, Beginning
Number of Options, Granted
Weighted Average Exercise Price, Granted
Number of Options, Exercised
Weighted Average Exercise Price, Exercised
Number of Options, Expired	(1,022)
Weighted Average Exercise Price, Expired	$ 3,548.80
Weighted Average Remaining Contractual Life (years) Stock Options Expired	7 days
Number of Shares, Forfeited
Weighted Average Exercise Price, Forfeited
Number of Shares Outstanding, Ending Balance		1,022
Weighted Average Exercise Price Outstanding, Ending Balance		$ 3,548.80
Aggregate Intrinsic Value Options Outstanding, Ending Balance
Number of Shares, Exercisable
Weighted Average Exercise Price Outstanding, Ending Balance
Aggregate Intrinsic Value Options, Exercisable